Schedule of Investments
June 30, 2025 (unaudited)
Upright Growth & Income

	Shares or Principal
Security Description	Amount ($)	Fair Value ($)(1)

Common Stocks - 74.66%

Banks - Diversified - 1.56%
JPMorgan Chase & Co.	200	57,982

Capital Markets - 3.82%
The Goldman Sachs Group, Inc.	200	141,550

Consumer Electronics - 2.21%
Apple, Inc.	400	82,068

Drug Manufacturers - General - 3.01%
AbbVie, Inc.	600	111,372

Drug Manufacturers - Specialty & Generic - 3.17%
Teva Pharmaceutical Industries Ltd. ADR (2)	7,000	117,320

Electrical Equipment & Parts - 0.17%
Plug Power, Inc. (2)	4,000	5,960

Entertainment - 0.67%
The Walt Disney Co.	200	24,802

Health Information Services - 0.08%
GE Healthcare Technologies, Inc.	41	3,037

Healthcare Plans - 0.56%
CVS Health Corp.	300	20,694

Integrated Circuit Design - 12.05%
Himax Technologies, Inc. ADR (2)	50,000	446,500

Luxury Goods - 5.45%
Tapestry, Inc.	2,300	201,963

Oil & Gas Integrated - 0.87%
Exxon Mobil Corp.	300	32,340

Pharmaceutical Retailers - 0.15%
Walgreens Boots Alliance, Inc. (2)	500	5,740

Specialty Industrial Machinery - 0.87%
General Electric Co.	125	32,174

Semiconductors - 39.59%
ASE Technology Holding Co. Ltd. ADR (2)	10,000	103,300
NVIDIA Corp.	6,000	947,940
Silicon Motion Technology Corp. ADR	1,500	112,755
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	1,000	226,490
United Microelectronics Corp. ADR	10,000	76,500

		1,466,985

Turbine Generators - 0.44%
GE Vernova LLC	31	16,404

Total Common Stock	(Cost $ 1,180,515)	2,766,890

Exchange-Traded Funds (3) - 24.34%

Direxion Daily 20+ Year Treasury Bull 3X Shares	800	31,392
Direxion Daily Aerospace & Defense Bull 3X Shares	1,500	77,820
Direxion Daily Dow Jones Internet Bull 3X Shares	9,000	269,640
Direxion Daily Industrials Bull 3X Shares	1,000	68,069
Direxion Daily Pharmaceutical & Medical Bull 3X Shares	1,000	5,170
Direxion Daily Pharmaceutical & Medical Bull 3X Shares ETF	1,000	45,060
Direxion Daily Real Estate Bull 3X Shares	2,000	19,100
Direxion Daily Robotics, Artificial Intelligence & Automation Index Bull 2X Shares	750	16,428
Direxion Daily Semiconductor Bull 3X Shares	3,100	77,841
Direxion Financial Bull 3X Shares	1,300	219,180
Direxion Small Cap Bull 3X Shares	2,000	67,080
ProShares S&P 500 Dividend Aristocrats ETF	50	5,035

Total Exchange-Traded Funds	(Cost $ 430,009)	901,815

Money Market Registered Investment Companies (4) - 1.19%

Fidelity Institutional Money Market - Treasury Portfolio - Class I - 4.94%	43,953	43,953

Total Money Market Registered Investment Companies	(Cost $ 43,953)	43,953

Total Investments - 100.19%	(Cost $ 1,660,477)	3,712,658

Liabilities in Excess of Other Assets - ( 0.19%)		(6,904)

Total Net Assets - 100.00%		3,705,753

(1) Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments.
These inputs are summarized in the three broad levels listed below.
• Level 1 - quoted prices in active markets for identical securities
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of June 30, 2025 in valuing the Fund's assets carried at fair value:

	Investments in	Other Financial
Valuation Inputs	Securities	Instruments (9)
Level 1 - Quoted Prices	$3,712,658	$0
Level 2 - Other Significant Observable Inputs	-	-
Level 3 - Significant Unobservable Inputs	-	-
Total	$3,712,658	$0

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment
Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(2) Represents non-income producing securities.
(3) Exchange-traded fund.
(4) Variable rate security. The yield shown represents the 7-day yield in effect at June 30, 2025.
(9) Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.